Cover	Mar. 30, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2023
Entity File Number	001-39900
Entity Registrant Name	26 Capital Acquisition Corp.
Entity Central Index Key	0001822912
Entity Tax Identification Number	85-2695910
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	OfficeEdge Miami
Entity Address, Address Line Two	701 Brickell Avenue
Entity Address, Address Line Three	Suite 1550
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(305)
Local Phone Number	709-6664
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	ADERU
Security Exchange Name	NASDAQ
Shares of Class A common stock, par value $0.0001 per share, included as part of the Units
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of the Units
Trading Symbol	ADER
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the Units
Title of 12(b) Security	Redeemable Warrants included as part of the Units
Trading Symbol	ADERW
Security Exchange Name	NASDAQ